Provisions - Summary of Other Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Provisions [abstract]
Due within one year	€ 589	€ 831
Due after one year	539	571
Total provisions	€ 1,128	€ 1,402